Employee Benefits - Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Projected benefit obligation	$ 21,300	$ 21,048
Accumulated benefit obligation	21,242	20,990
Fair value of plan assets	$ 18,923	$ 14,596